INVENTORIES (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw and packaging materials	$ 1,671	$ 1,195
Products in process	637	535
Finished products	2,832	2,050
Materials in transit and payments on account	209	186
Inventories	$ 5,349	$ 3,966